Subsequent Events (Details Narrative) - Warrant [Member] - $ / shares	Jan. 01, 2024	Apr. 30, 2023
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 34.32
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	398,441
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.001